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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Bo James Howell, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2017

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Fund
Schedule of Investments
May 31, 2017 (Unaudited)

COMMON STOCKS - 91.5%	Shares	Value
Consumer Discretionary - 6.7%
Internet & Direct Marketing Retail - 0.8%
MakeMyTrip Ltd. *	14,880	$476,160

Media - 5.9%
Discovery Communications, Inc. - Series C *	94,087	2,430,267
Reading International, Inc. - Class A *	77,978	1,244,529
		3,674,796
Consumer Staples - 0.1%
Food & Staples Retailing - 0.1%
CVS Health Corporation	775	59,543

Energy - 25.6%
Energy Equipment & Services - 20.5%
Atwood Oceanics, Inc. *	204,555	2,053,732
Dawson Geophysical Company *	282,655	1,088,222
Ensco plc - Class A	58,540	365,290
Era Group, Inc. *	220,617	1,855,389
Halliburton Company	27,080	1,223,745
PHI, Inc. *	94,768	843,435
Pioneer Energy Services Corporation *	426,210	1,044,214
Schlumberger Ltd.	17,390	1,210,170
Unit Corporation *	165,785	2,955,947
		12,640,144
Oil, Gas & Consumable Fuels - 5.1%
Apache Corporation	26,325	1,230,957
Cloud Peak Energy, Inc. *	219,005	742,427
Devon Energy Corporation	33,825	1,149,374
		3,122,758
Financials - 16.0%
Banks - 4.1%
Wells Fargo & Company	49,247	2,518,491

Diversified Financial Services - 8.0%
Berkshire Hathaway, Inc. - Class B *	15,601	2,578,533
PICO Holdings, Inc. *	143,147	2,340,454
		4,918,987
Insurance - 3.9%
Enstar Group Ltd. *	12,206	2,290,456
Markel Corporation *	123	120,202
		2,410,658
Health Care - 5.0%
Health Care Equipment & Supplies - 0.5%
Second Sight Medical Products, Inc. *	240,727	276,836

Health Care Providers & Services - 2.9%
AmerisourceBergen Corporation	7,679	704,702

CM Advisors Fund
Schedule of Investments (Continued)

COMMON STOCKS - 91.5% (Continued)	Shares	Value
Health Care - 5.0% (Continued)
Health Care Providers & Services - 2.9% (Continued)
McKesson Corporation	6,720	$1,095,965
		1,800,667
Health Care Technology - 1.6%
Cerner Corporation *	7,550	493,392
Inovalon Holdings, Inc. - Class A *	38,100	518,160
		1,011,552
Industrials - 19.7%
Construction & Engineering - 5.2%
Layne Christensen Company *	282,474	2,053,586
Orion Group Holdings, Inc. *	163,064	1,162,646
		3,216,232
Electrical Equipment - 2.1%
Atkore International Group, Inc. *	44,740	933,277
Powell Industries, Inc.	10,296	339,047
		1,272,324
Industrial Conglomerates - 1.3%
CK Hutchison Holdings Ltd. - ADR	59,400	771,012

Machinery - 11.1%
Colfax Corporation *	90,000	3,650,400
DMC Global, Inc.	215,712	2,728,757
Manitowoc Company, Inc. (The) *	82,703	468,099
		6,847,256
Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 1.9%
Maxwell Technologies, Inc. *	205,185	1,188,021

IT Services - 2.2%
Alliance Data Systems Corporation	1,529	368,688
International Business Machines Corporation	6,435	982,174
		1,350,862
Materials - 9.6%
Metals & Mining - 9.6%
Agnico-Eagle Mines Ltd.	15,715	760,763
Allegheny Technologies, Inc.	172,575	2,662,832
Comstock Mining, Inc. *	4,693,618	730,797
Seabridge Gold, Inc. *	169,392	1,736,268
		5,890,660
Real Estate - 4.7%
Real Estate Management & Development - 4.7%
InterGroup Corporation (The) *	102,044	2,908,254

Total Common Stocks (Cost $58,048,757)		$56,355,213

CM Advisors Fund
Schedule of Investments (Continued)

EXCHANGE-TRADED FUNDS - 7.9%	Shares	Value
iShares MSCI Hong Kong ETF	45,155	$1,067,915
SPDR® S&P® Oil & Gas Exploration & Production ETF	87,540	2,851,178
VanEck Vectors™ Junior Gold Miners ETF	29,295	920,742
Total Exchange-Traded Funds (Cost $4,168,542)		$4,839,835

WARRANTS - 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	5,078	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	5,078	0
Total Warrants (Cost $0)		$0

MONEY MARKET FUNDS - 0.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.65% (b) (Cost $522,570)	522,570	$522,570

Total Investments at Value - 100.2% (Cost $62,739,869)		$61,717,618

Liabilities in Excess of Other Assets - (0.2%)		(109,817)

Net Assets - 100.0%		$61,607,801

ADR - American Depositary Receipt.
ETF - Exchange-Traded Fund.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at May 31, 2017, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedules of Investments.

CM Advisors Small Cap Value Fund
Schedule of Investments
May 31, 2017 (Unaudited)

COMMON STOCKS – 94.0%	Shares	Value
Consumer Discretionary - 2.1%
Auto Components - 1.0%
Superior Industries International, Inc.	21,010	$409,695

Media - 1.1%
Reading International, Inc. - Class A *	30,022	479,151

Energy - 24.5%
Energy Equipment & Services - 22.0%
Atwood Oceanics, Inc. *	148,990	1,495,860
Dawson Geophysical Company *	177,876	684,823
Era Group, Inc. *	139,343	1,171,875
Key Energy Services, Inc. *	5,946	107,741
Newpark Resources, Inc. *	148,750	1,100,750
Patterson-UTI Energy, Inc.	72,630	1,548,472
PHI, Inc. *	24,570	218,673
Pioneer Energy Services Corporation *	642,036	1,572,988
Profire Energy, Inc. *	192,601	279,271
Unit Corporation *	67,210	1,198,354
		9,378,807
Oil, Gas & Consumable Fuels - 2.5%
Ardmore Shipping Corporation	101,095	727,884
Bill Barrett Corporation *	99,470	344,166
		1,072,050
Financials - 5.5%
Diversified Financial Services - 5.5%
PICO Holdings, Inc. *	144,176	2,357,278

Industrials - 40.8%
Aerospace & Defense - 2.3%
Esterline Technologies Corporation *	10,051	979,470

Commercial Services & Supplies - 4.1%
Brady Corporation - Class A	33,848	1,215,143
Heritage-Crystal Clean, Inc. *	34,755	530,014
		1,745,157
Construction & Engineering - 8.5%
Layne Christensen Company *	288,110	2,094,559
Orion Group Holdings, Inc. *	213,390	1,521,471
		3,616,030
Electrical Equipment - 3.3%
Atkore International Group, Inc. *	67,130	1,400,332

Machinery - 22.6%
Altra Industrial Motion Corporation	39,155	1,691,496
Colfax Corporation *	38,020	1,542,091
Columbus McKinnon Corporation	1,681	46,967

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

COMMON STOCKS – 94.0% (Continued)	Shares	Value
Industrials - 40.8% (Continued)
Machinery - 22.6% (Continued)
DMC Global, Inc.	200,557	$2,537,046
Douglas Dynamics, Inc.	16,235	494,356
Lydall, Inc. *	20,570	1,037,757
Manitowoc Company, Inc. (The) *	288,015	1,630,165
TriMas Corporation *	30,000	654,000
		9,633,878
Information Technology - 2.7%
Electronic Equipment, Instruments & Components - 2.7%
CUI Global, Inc. *	163,860	599,727
Maxwell Technologies, Inc. *	96,168	556,813
		1,156,540
Materials - 15.2%
Metals & Mining - 15.2%
Allegheny Technologies, Inc.	158,185	2,440,795
Comstock Mining, Inc. *	2,410,549	375,322
Real Industry, Inc. *	114,596	320,869
Seabridge Gold, Inc. *	100,530	1,030,433
Synalloy Corporation *	196,787	2,312,247
		6,479,666
Real Estate - 3.2%
Real Estate Management & Development - 3.2%
InterGroup Corporation (The) *	47,135	1,343,347

Total Common Stocks (Cost $41,667,069)		$40,051,401

EXCHANGE-TRADED FUNDS - 3.2%	Shares	Value
SPDR® S&P® Oil & Gas Exploration & Production ETF (Cost $1,670,810)	42,395	$1,380,805

WARRANTS - 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	6,698	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	6,698	0
Total Warrants (Cost $0)		$0

CM Advisors Small Cap Value Fund
Schedule of Investments (Continued)

MONEY MARKET FUNDS - 2.9%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.65% (b) (Cost $1,217,585)	1,217,585	$1,217,585

Total Investments at Value - 100.1% (Cost $44,555,464)		$42,649,791

Liabilities in Excess of Other Assets - (0.1%)		(18,655)

Net Assets - 100.0%		$42,631,136

ETF - Exchange-Traded Fund.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at May 31, 2017, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund
Schedule of Investments
May 31, 2017 (Unaudited)

CORPORATE BONDS - 50.6%	Par Value	Value
Consumer Discretionary - 6.6%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc., 5.00%, due 03/30/20	$500,000	$536,616

Automobiles - 0.7%
Toyota Motor Credit Corporation, 1.55%, due 10/18/19	500,000	497,325

Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc., 6.375%, due 06/15/17	400,000	400,547

Household Durables - 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	539,375

Media - 3.1%
Comcast Corporation,
6.30%, due 11/15/17	200,000	204,275
5.70%, due 05/15/18	400,000	415,823
Discovery Communications, Inc.,
5.05%, due 06/01/20	400,000	431,509
4.375%, due 06/15/21	600,000	635,688
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	396,013
		2,083,308
Retail - 0.6%
AutoZone, Inc., 1.625%, due 04/21/19	420,000	417,293

Consumer Staples - 2.5%
Beverages - 0.5%
PepsiCo, Inc., 5.00%, due 06/01/18	300,000	310,838

Pharmaceuticals - 2.0%
Walgreen Company, 5.25%, due 01/15/19	330,000	346,578
Walgreens Boots Alliance, Inc., 2.70%, due 11/18/19	1,000,000	1,014,942
		1,361,520
Energy - 9.9%
Energy Equipment & Services - 4.9%
Diamond Offshore Drilling, Inc., 5.875%, due 05/01/19	750,000	780,000
Era Group, Inc., 7.75%, due 12/15/22	740,000	684,500
Rowan Companies, Inc., 7.875%, due 08/01/19	910,000	980,525
Transocean, Inc., 7.375%, due 04/15/18	855,000	884,925
		3,329,950
Oil, Gas & Consumable Fuels - 3.1%
Devon Energy Corporation, 6.30%, due 01/15/19	970,000	1,024,421
ONEOK Partners, L.P., 2.00%, due 10/01/17	1,062,000	1,063,064
		2,087,485

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 50.6% (Continued)	Par Value	Value
Energy - 9.9% (Continued)
Oil & Gas Exploration & Production - 1.1%
Murphy Oil Corporation., 4.70%, due 12/01/22	$775,000	$757,562

Oil & Gas Storage & Transportation – 0.8%
Kinder Morgan Energy Partners, 6.50%, due 04/01/20	500,000	552,920

Financials - 7.2%
Commercial Banks - 2.6%
Wells Fargo & Company,
5.625%, due 12/11/17	600,000	612,732
1.65%, due 01/22/18	650,000	650,673
2.55%, due 12/07/20	500,000	505,942
		1,769,347
Consumer Finance - 1.6%
American Express Company,
7.00%, due 03/19/18	800,000	833,471
8.125%, due 05/20/19	200,000	223,329
		1,056,800
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., 2.10%, due 08/14/19	310,000	312,799

Financial Exchanges & Data - 1.5%
Thomson Reuters Corporation, 6.50%, due 07/15/18	1,000,000	1,051,476

Insurance - 1.0%
Enstar Group Ltd., 4.50%, due 03/10/22	675,000	693,638

Health Care - 3.1%
Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc., 6.00%, due 02/15/18	800,000	824,737

Pharmaceuticals - 1.9%
Johnson & Johnson, 5.15%, due 07/15/18	570,000	593,682
Teva Pharmaceuticals Industries, Ltd., 1.40%, due 07/20/18	680,000	676,897
		1,270,579
Industrials - 5.5%
Construction & Engineering - 2.5%
Great Lakes Dredge & Dock Company, 7.375%, due 02/01/19	1,705,000	1,707,131

Electrical Equipment - 1.2%
Eaton Corporation, 8.10%, due 08/15/22	150,000	188,264
Emerson Electric Company, 5.25%, due 10/15/18	570,000	598,533
		786,797
Machinery - 0.2%
Dover Corporation, 5.45%, due 03/15/18	115,000	118,499

Road & Rail - 1.6%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	868,809
Union Pacific Corporation, 5.70%, due 08/15/18	200,000	209,848
		1,078,657

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

CORPORATE BONDS - 50.6% (Continued)	Par Value	Value
Information Technology - 4.9%
Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc., 7.25%, due 08/15/36	$500,000	$615,685

IT Services - 2.1%
International Business Machines Corporation,
5.70%, due 09/14/17	620,000	627,604
7.625%, due 10/15/18	420,000	453,270
1.95%, due 02/12/19	320,000	322,114
		1,402,988
Technology Hardware, Storage & Peripherals - 1.9%
EMC Corporation, 1.875%, due 06/01/18	665,000	661,062
Seagate HDD Cayman, 3.75%, due 11/15/18	650,000	667,062
		1,328,124
Materials - 9.3%
Chemicals - 1.2%
Cytec Industries, Inc., 8.95%, due 07/01/17	325,000	326,320
E.I. du Pont de Nemours & Company, 6.00%, due 07/15/18	475,000	497,881
		824,201
Construction Materials - 0.9%
Vulcan Materials Company, 7.50%, due 06/15/21	500,000	593,403

Metals & Mining - 7.2%
Alcoa, Inc.,
5.72%, due 02/23/19	800,000	847,536
5.87%, due 02/23/22	1,200,000	1,311,000
Allegheny Technologies, Inc.,
9.375%, due 06/01/19	1,020,000	1,109,893
5.95%, due 01/15/21	675,900	672,520
Commercial Metals Company,
6.50%, due 07/15/17	420,000	421,050
7.35%, due 08/15/18	230,000	242,650
Nucor Corporation, 5.85%, due 06/01/18	300,000	311,870
		4,916,519
Utilities - 1.6%
Multi-Utilities - 1.6%
Consolidated Edison Company of New York, Inc., 5.85%, due 04/01/18	570,000	589,893
Southern Company (The), 1.85%, due 07/01/19	500,000	498,775
		1,088,668

Total Corporate Bonds (Cost $32,923,433)		$34,314,787

CM Advisors Fixed Income Fund
Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS - 36.3%	Par Value	Value
U.S. Treasury Inflation-Protection Notes - 0.8%
2.375%, due 01/15/25	$452,676	$523,194

U.S. Treasury Notes - 35.5%
0.750%, due 12/31/17	5,000,000	4,987,110
2.000%, due 07/31/20	6,000,000	6,095,388
2.375%, due 12/31/20	6,250,000	6,427,244
2.750%, due 11/15/23	6,250,000	6,552,487
		24,062,229

Total U.S. Treasury Obligations (Cost $23,878,480)		$24,585,423

MONEY MARKET FUNDS - 12.2%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.65% (a) (Cost $8,282,249)	8,282,249	$8,282,249

Total Investments at Value - 99.1% (Cost $65,084,162)		$67,182,459

Other Assets in Excess of Liabilities - 0.9%		606,451

Net Assets - 100.0%		$67,788,910

(a)	The rate shown is the 7-day effective yield as of May 31, 2017.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds
Notes to Schedules of Investments
May 31, 2017 (Unaudited)

1.	Securities Valuation
The portfolio securities of CM Advisors Fund, CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively, the “Funds,” and individually, a “Fund”) are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Warrants held by CM Advisors Fund and CM Advisors Small Cap Value Fund that are classified as Level 2 trade because they infrequently or are not actively traded on an exchange. Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments by security type as of May 31, 2017:

CM Advisors Fund:	Level 1	Level 2		Level 3	Total

Common Stocks	$56,355,213	$-		$-	$56,355,213
Exchange-Traded Funds	4,839,835	-		-	4,839,835
Warrants	-	0	*	-	0	*
Money Market Funds	522,570	-		-	522,570
Total	$61,717,618	$0		$-	$61,717,618

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

CM Advisors Small Cap Value Fund:	Level 1	Level 2		Level 3	Total

Common Stocks	$40,051,401	$-		$-	$40,051,401
Exchange-Traded Funds	1,380,805	-		-	1,380,805
Warrants	-	0	*	-	0	*
Money Market Funds	1,217,585	-		-	1,217,585
Total	$42,649,791	$0		$-	$42,649,791

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$34,314,787	$-	$34,314,787
U.S. Treasury Obligations	-	24,585,423	-	24,585,423
Money Market Funds	8,282,249	-	-	8,282,249
Total	$8,282,249	$58,900,210	$-	$67,182,459

*	CM Advisors Fund and CM Advisors Small Cap Value Fund hold Warrants which have been fair valued at $0.

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of May 31, 2017, the Funds did not have any transfers into or out of any Level. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of May 31, 2017. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

2.	Investment Transactions
Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.	Federal Income Tax
The following information is computed on a tax basis as of May 31, 2017:

	CM Advisors Fund	CM Advisors Small Cap Value Fund	CM Advisors Fixed Income Fund

Cost of portfolio investments	$64,072,869	$45,033,157	$65,084,162

Gross unrealized appreciation	$12,012,901	$7,303,031	$2,127,215
Gross unrealized depreciation	(14,368,152)	(9,686,397)	(28,918)

Net unrealized appreciation (depreciation)	$(2,355,251)	$(2,383,366)	$2,098,297

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Fund and CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies (PFICs).

CM Advisors Family of Funds
Notes to Schedules of Investments (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of May 31, 2017, CM Advisors Fund had 25.6% of the value of its net assets invested in stocks within the Energy sector and CM Small Cap Value Fund had 40.8% of the value of its net assets invested in stocks within the Industrials sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	July 27, 2017

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	July 27, 2017

*	Print the name and title of each signing officer under his or her signature.